RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 9,281,503	$ 14,372,703
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	45,199,768	54,135,331
Impairment loss in investment in operating limited partnerships	(81,941,888)	(101,705,964)
Less share of loss	(104,638)	(110,689)
Other	27,565,255	33,308,619
Investments in operating limited partnerships - as reported	0	0
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(499,918)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	346,427
Impairment loss in investment in operating limited partnerships	0	(337,192)
Less share of loss	0	(144)
Other	0	490,827
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(959,438)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	917,196
Impairment loss in investment in operating limited partnerships	0	(325,787)
Less share of loss	0	(7,927)
Other	0	375,956
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(374,542)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	278,856
Impairment loss in investment in operating limited partnerships	0	(554,366)
Less share of loss	0	5,691
Other	0	644,361
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,382,252)	(1,497,270)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,415,659	2,244,208
Impairment loss in investment in operating limited partnerships	(857,258)	(1,018,072)
Less share of loss	(4,116)	(5,141)
Other	(172,033)	276,275
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,421,277)	(4,269,725)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,012,484	3,965,540
Impairment loss in investment in operating limited partnerships	(902,540)	(902,540)
Less share of loss	(31,937)	(28,901)
Other	1,343,270	1,235,626
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	212,718	337,039
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,072,904	925,221
Impairment loss in investment in operating limited partnerships	(2,666,917)	(2,626,423)
Less share of loss	0	0
Other	1,381,295	1,364,163
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,586,385)	(1,677,298)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,853,366	2,012,890
Impairment loss in investment in operating limited partnerships	(997,758)	(973,150)
Less share of loss	(36,821)	(33,990)
Other	767,598	671,548
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(969,940)	(809,909)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,837,749	2,943,963
Impairment loss in investment in operating limited partnerships	(1,417,478)	(2,645,150)
Less share of loss	(39,537)	(39,537)
Other	589,206	550,633
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(797,391)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,447,713
Impairment loss in investment in operating limited partnerships	0	(1,571,164)
Less share of loss	0	0
Other	0	920,842
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,017,645	(1,472,975)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	816,376	3,336,809
Impairment loss in investment in operating limited partnerships	(2,625,111)	(3,106,050)
Less share of loss	7,773	(740)
Other	783,317	1,242,956
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,108,279	2,314,568
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,414,204	3,691,664
Impairment loss in investment in operating limited partnerships	(6,697,793)	(8,016,312)
Less share of loss	0	0
Other	2,175,310	2,010,080
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,550,544	2,108,030
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,539,871	1,423,036
Impairment loss in investment in operating limited partnerships	(5,303,778)	(5,228,587)
Less share of loss	0	0
Other	2,213,363	1,697,521
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,070,813	1,329,228
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,645,561	1,445,856
Impairment loss in investment in operating limited partnerships	(3,951,725)	(3,951,725)
Less share of loss	0	0
Other	1,235,351	1,176,641
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,211,781)	(1,262,041)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,935,719	2,119,964
Impairment loss in investment in operating limited partnerships	(655,940)	(754,520)
Less share of loss	0	0
Other	(67,998)	(103,403)
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	105,224	1,059,543
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	846,991	1,076,427
Impairment loss in investment in operating limited partnerships	(1,706,605)	(2,406,542)
Less share of loss	0	0
Other	754,390	270,572
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	1,720,746
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,295,610
Impairment loss in investment in operating limited partnerships	0	(3,023,930)
Less share of loss	0	0
Other	0	7,574
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,709,200	4,598,836
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	734,179	890,820
Impairment loss in investment in operating limited partnerships	(7,290,483)	(7,249,126)
Less share of loss	0	0
Other	1,847,104	1,759,470
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	316,097	706,370
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,773,589	2,760,624
Impairment loss in investment in operating limited partnerships	(4,105,952)	(5,308,127)
Less share of loss	0	0
Other	2,016,266	1,841,133
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,088,388)	(2,432,159)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,144,452	3,298,857
Impairment loss in investment in operating limited partnerships	(2,478,374)	(3,548,252)
Less share of loss	0	0
Other	2,422,310	2,681,554
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,819,796)	(576,343)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,905,092	3,931,656
Impairment loss in investment in operating limited partnerships	(2,387,845)	(4,092,870)
Less share of loss	0	0
Other	302,549	737,557
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,390,688	3,032,936
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,814,507	4,470,306
Impairment loss in investment in operating limited partnerships	(6,096,126)	(8,893,106)
Less share of loss	0	0
Other	(109,069)	1,389,864
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,089,346)	(1,629,402)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,594,041	4,653,305
Impairment loss in investment in operating limited partnerships	(5,623,448)	(5,557,696)
Less share of loss	0	0
Other	3,118,753	2,533,793
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,823,620	9,271,463
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,895,594	3,073,662
Impairment loss in investment in operating limited partnerships	(13,081,629)	(16,583,879)
Less share of loss	0	0
Other	1,362,415	4,238,754
Investments in operating limited partnerships - as reported	0	0
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,545,840	6,152,355
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,947,430	1,584,721
Impairment loss in investment in operating limited partnerships	(13,095,128)	(13,031,398)
Less share of loss	0	0
Other	5,601,858	5,294,322
Investments in operating limited partnerships - as reported	$ 0	$ 0